Janus Investment Fund

Janus Henderson Diversified Alternatives Fund

(the “Fund”)

Supplement dated March 20, 2020

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate the Fund (the “Liquidation Plan”), with such liquidation effective on or about June 12, 2020, subject to the closure of the Fund’s wholly-owned subsidiary, the Janus Diversified Alternatives Subsidiary, Ltd., or at such other time as may be authorized by the Trustees (the “Liquidation Date”). The termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective on or about April 8, 2020, the Fund will no longer accept investments by new shareholders. The Fund may be required to make a distribution of any income and/or capital gains of the Fund in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective on or about April 8, 2020, any applicable contingent deferred sales charges (CDSCs) charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For shareholders of Class D Shares investing through a tax-deferred account, their shares will be exchanged for shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the closing and liquidation of the Fund, the Fund’s portfolio managers will increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective during the liquidation of the Fund.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Fund’s short-term performance prior to the Liquidation Date. The Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of the Fund are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Diversified Alternatives Fund

(the “Fund”)

Supplement dated March 20, 2020

to Currently Effective Statement of Additional Information

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate the Fund (the “Liquidation Plan”), with such liquidation effective on or about June 12, 2020, subject to the closure of the Fund’s wholly-owned subsidiary, the Janus Diversified Alternatives Subsidiary, Ltd., or at such other time as may be authorized by the Trustees (the “Liquidation Date”). The termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective on or about April 8, 2020, the Fund will no longer accept investments by new shareholders. The Fund may be required to make a distribution of any income and/or capital gains of the Fund in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective on or about April 8, 2020, any applicable contingent deferred sales charges (CDSCs) charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For shareholders of Class D Shares investing through a tax-deferred account, their shares will be exchanged for shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the closing and liquidation of the Fund, the Fund’s portfolio managers will increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective during the liquidation of the Fund.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Fund’s short-term performance prior to the Liquidation Date. The Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of the Fund are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson International Small Cap Fund

(the “Fund”)

Supplement dated March 20, 2020

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate the Fund (the “Liquidation Plan”), with such liquidation effective on or about May 22, 2020, or at such other time as may be authorized by the Trustees (the “Liquidation Date”). The termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective on or about April 8, 2020, the Fund will no longer accept investments by new shareholders. The Fund may be required to make a distribution of any income and/or capital gains of the Fund in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective on or about April 8, 2020, any applicable contingent deferred sales charges (CDSCs) charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For shareholders of Class D Shares investing through a tax-deferred account, their shares will be exchanged for shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the closing and liquidation of the Fund, the Fund’s portfolio managers may increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective during the liquidation of the Fund.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Fund’s short-term performance prior to the Liquidation Date. The Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of the Fund are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson International Small Cap Fund

(the “Fund”)

Supplement dated March 20, 2020

to Currently Effective Statement of Additional Information

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate the Fund (the “Liquidation Plan”), with such liquidation effective on or about May 22, 2020, or at such other time as may be authorized by the Trustees (the “Liquidation Date”). The termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective on or about April 8, 2020, the Fund will no longer accept investments by new shareholders. The Fund may be required to make a distribution of any income and/or capital gains of the Fund in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective on or about April 8, 2020, any applicable contingent deferred sales charges (CDSCs) charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For shareholders of Class D Shares investing through a tax-deferred account, their shares will be exchanged for shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the closing and liquidation of the Fund, the Fund’s portfolio managers may increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective during the liquidation of the Fund.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Fund’s short-term performance prior to the Liquidation Date. The Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of the Fund are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.